Property, Plant and Equipment, net - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Methods used to determine stage of completion of construction in progress	The completion period of construction in progress is variable and depends upon the type of plant and equipment under construction.
Telecommunications Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net income from the revaluation of the telecommunications towers	$ 107,152,628